Debt and Financing Arrangements (Details Textual) (USD $)	12 Months Ended
	Apr. 30, 2014 Bank	Apr. 30, 2013	Apr. 30, 2012	Jun. 20, 2014
Debt and Financing Arrangements (Textual) [Abstract]
Repayment of long-term debt	$ 50,000,000	$ 50,000,000	$ 0
Debt and Financing Arrangements (Additional Textual) [Abstract]
Number of banks	11
Revolving credit facility maximum borrowing capacity	1,500,000,000	1,000,000,000
Percentage of the principal amount thereof which company can prepay	100.00%
Interest paid	83,300,000	97,700,000	86,600,000
Outstanding standby letters of credit	5,700,000
Revolving credit facility, expiration date	Sep. 06, 2018
Revolving credit facility weighted-average interest rate	1.22%			1.05%
Revolving credit facility	248,400,000	0		490,000,000
Interest rate contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain recognized on derivative instrument	14,900,000
2015 [Member]
Debt and Financing Arrangements (Textual) [Abstract]
Scheduled long-term debt payments	100,000,000
2016 [Member]
Debt and Financing Arrangements (Textual) [Abstract]
Scheduled long-term debt payments	99,000,000
2017 [Member]
Debt and Financing Arrangements (Textual) [Abstract]
Scheduled long-term debt payments	37,500,000
2018 [Member]
Debt and Financing Arrangements (Textual) [Abstract]
Scheduled long-term debt payments	37,500,000
2019 [Member]
Debt and Financing Arrangements (Textual) [Abstract]
Scheduled long-term debt payments	413,500,000
5.55% Senior Notes due April 1, 2022 [Member]
Debt and Financing Arrangements (Textual) [Abstract]
Repayment of long-term debt	50,000,000
Scheduled long-term debt payments	75,000,000
4.50% Senior Notes due June 1, 2025 [Member]
Debt and Financing Arrangements (Textual) [Abstract]
First period payment on Senior Notes due in fiscal 2021	100,000,000
Interest rate contract [Member]
Outstanding derivative contracts
Gross contract notional amount	$ 750,000,000	$ 0